Statement of Operations (USD $)	12 Months Ended			121 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2012
Expenses
Consulting	$ 1,416,547	$ 1,163,538	$ 843,531	$ 6,401,618
Depreciation	29,627	16,854	9,660	68,007
Director fees	26,205	0	0	26,205
Foreign exchange (gain) loss	(29,677)	(158,810)	14,791	122,580
Investor relations	414,883	164,874	208,629	2,422,996
Mineral property interests	6,027,205	2,993,700	885,639	16,525,808
Office and sundry	226,140	162,572	96,452	904,833
Professional	450,626	575,899	437,983	2,503,259
Rent	49,642	25,934	27,410	189,207
Salaries and benefits	166,404	0	0	166,404
Tax on assets	69,635	0	0	69,635
Transfer agent and filing	22,154	111,628	77,501	344,317
Travel	181,910	111,704	42,728	608,257
Write-down of mineral claims	0	0	0	408,496
Loss before interest income (expense)	(9,051,301)	(5,167,893)	(2,644,324)	(30,761,622)
Interest income	77,329	3,695	0	81,024
Interest (expense)	(24,410)	0	(13,972)	(560,912)
Net loss for the period	$ (8,998,382)	$ (5,164,198)	$ (2,658,296)	$ (31,241,510)
Net loss per share - basic and diluted	$ (0.14)	$ (0.11)	$ (0.07)
Weighted average number of shares outstanding - basic and diluted	64,974,694	47,632,874	36,735,688